Annual Total Returns - Technology Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Technology Fund - Class C	Aug. 01, 2021
Bar Chart Table:
Annual Return 2011	(10.25%)
Annual Return 2012	10.68%
Annual Return 2013	34.19%
Annual Return 2014	9.01%
Annual Return 2015	0.27%
Annual Return 2016	10.36%
Annual Return 2017	31.74%
Annual Return 2018	(2.09%)
Annual Return 2019	38.74%
Annual Return 2020	48.35%